Accounts Payable (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Payable [Abstract]
Schedule of the Amount of Accounts Payable	The amount of accounts payable consisted of the following:
	September 30, 2024	September 30, 2023
Payable of projects	$-	$3,140,756
Park facilities	-	1,119,064
Total	$-	$4,259,820